Restructuring Charges (Tables) (Operational Efficiency Initiatives 2011)	12 Months Ended
Dec. 31, 2013
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Activity in Restructuring Reserve
The following table presents the activity in the restructuring reserve related to the Operational Excellence Initiatives through Dec. 31, 2013.

Operational Excellence Initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	74	—	74
Net additional charges (net recovery/gain)	55	(57)	(2)
Utilization	(37)	57	20
Balance at Dec. 31, 2012	92	—	92
Net additional charges	45	—	45
Utilization	(57)	—	(57)
Balance at Dec. 31, 2013	$80	$—	$80

Restructuring Charges by Business Segment
The table below presents the restructuring charge if it had been allocated by business.

Operational Excellence Initiatives 2011 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2013	2012	2011
Investment Management	$4	$31	$17	$52
Investment Services	25	19	41	85
Other segment (including Business Partners)	16	(52)	49	13
Total restructuring charge (recovery)	$45	$(2)	$107	$150